Related Parties - Related Parties (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Interest
Promissory notes payable - related party	$ 300,000		$ 431,631
Related party Notes Payable [Member]
Principal Outstanding
Opening balance		318,078	318,078
Additions	300,000
Settled by the issuance of common shares		(318,078)
Ending Balance	300,000		318,078
Accrued Interest
Accrued interest, opening balance		113,553	75,384
Interest expense		25,830	38,169
Conversion to equity		$ (139,383)
Accrued interest, ending balance			$ 113,553